Income Taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross deferred tax assets	$ 66,256,000	$ 66,856,000	$ 65,354,000
Net operating loss expiration year	2038	2038
Federal [Member]
Operating loss carry-forwards	$ 232,300,000	$ 237,700,000	$ 257,900,000
Tax credit		$ 3,300,000
Net operating loss expiration year		will expire in 2021
State [Member]
Operating loss carry-forwards	$ 72,600,000	$ 69,800,000
Net operating loss expiration year	Expire in various amounts from 2028 through 2040	Expire in various amounts from 2028 through 2040
State [Member] | CALIFORNIA [Member]
Tax credit		$ 1,400,000
Net operating loss expiration year		no expiration date